Segment reporting (Details)	6 Months Ended
	Mar. 31, 2023 USD ($) integer	Mar. 31, 2022 USD ($) integer
Number of operating segments | integer	1
Number of reportable segments | integer	2	2
Total	$ 22,675,117	$ 13,650,703
Activated carbon
Total	22,655,110	13,515,814
Technology Service
Total	0	66,647
Biomass electricity
Total	$ 20,007	$ 68,242